CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Payments to suppliers and employees	$ (13,134,633)	$ (8,158,175)
Receipts from third parties	500,000	25,415
Interest received	1,005,970	210,558
Interest paid	(120,143)	(52,665)
Net cash flows used in operating activities	(11,748,806)	(7,974,867)
Cash flows from investing activities
Purchase of property, plant and equipment	(4,067,215)	(2,005,366)
Purchase of intangible assets	(6,500,000)	0
Purchase of exploration and evaluation assets	(416,643)	(2,841,692)
Proceeds from insurance claims	9,416	0
Net cash flows used in investing activities	(10,974,442)	(4,847,058)
Cash flows from financing activities
Proceeds from issue of shares	71,043,301	18,827,852
Share issue costs	(2,563,410)	(399,425)
Repayment of borrowings	(3,129)	(2,928)
Payment of principal portion of lease liabilities	(270,541)	(198,121)
Net cash flows from financing activities	68,206,221	18,227,378
Net increase in cash and cash equivalents	45,482,973	5,405,453
Net foreign exchange differences	(1,514,470)	(13,442)
Cash and cash equivalents at the beginning of the period	33,157,356	11,937,941
Cash and cash equivalents at the end of the period	$ 77,125,859	$ 17,329,952